Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue
Operating expenses:
Research and development	503,020	146,901	685,167	316,605	1,255,266	2,103,366
General and administrative	3,285,481	489,325	3,988,926	861,071	2,512,470	1,917,154
Depreciation	1,159	1,158	2,317	2,317	4,634	6,300
Total operating expenses	3,789,660	637,384	4,676,410	1,179,993	3,772,370	4,026,820
Loss from operations	(3,789,660)	(637,384)	(4,676,410)	(1,179,993)	(3,772,370)	(4,026,820)
Other income (expense):
Interest income	28,285	5,390	29,363	9,697	25,614	142,596
Interest expense	(10,633)	(23,949)	(48,852)	(25,264)	(100,881)	(5,000)
Loss on fraud incident						(1,042,459)
Realized loss on investment						(722)
Other income			600			77,000
Total other income (expense), net	17,652	(18,559)	(18,889)	(15,567)	(75,267)	(828,585)
Net loss	$ (3,772,008)	$ (655,943)	$ (4,695,299)	$ (1,195,560)	$ (3,847,637)	$ (4,855,405)
Basic net loss per common share (in Dollars per share)	$ (2.75)	$ (1.66)	$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
Diluted net loss per common share (in Dollars per share)	$ (2.75)	$ (1.66)	$ (5.01)	$ (3.15)	$ (8.4)	$ (9.92)
Weighted average number of common shares outstanding, basic (in Shares)	1,419,767	694,450	1,061,697	694,450	696,373	691,006
Weighted average number of common shares outstanding, diluted (in Shares)	1,419,767	694,450	1,061,697	694,450	696,373	691,006